6C. RETIREMENT PLAN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
C. Retirement Plan Details Narrative
Company matching contributions charged to expense	$ 4,682	$ 4,779